Debt (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of components of debt
	December 31,
	2021			2020
	Principal outstanding	Unamortized discount and issuance cost	Carrying amount	Principal outstanding	Unamortized discount and issuance cost	Carrying amount
Trinity term loan, due 2022	$—	$—	$—	$12,000	$(665)	$11,335
Short term loans, due 2022	810	—	810	459	—	459
PPP loan, due 2022	—	—	—	1,868	—	1,868
Tropez convertible loan, due 2021	—	—	—	2,000	—	2,000
CIBC loan, due 2026	7,102	(19)	7,083	—	—	—
Total term loans	7,912	(19)	7,893	16,327	(665)	15,662
Revolving line of credit	—	—	—	1,675	—	1,675
Embry convertible debt, due 2021	—	—	—	3,607	(111)	3,496
Total debt	$7,912	$(19)	$7,893	$21,609	$(776)	$20,833
	December 31,
	2021	2020
Current liabilities – Current debt obligations	$2,275	$8,488
Noncurrent liabilities – Long-term debt net of current maturities	5,618	12,345
	$7,893	$20,833

Schedule of components of interest expense
	December 31,
	2021	2020
Interest expense on Trinity term loan:
Contractual interest	$719	$1,523
Amortization of discount and issuance cost	138	110
	857	1,633
Interest expense on other debt obligations:
Contractual interest	322	421
Amortization discount and issuance cost	60	139
	382	560
Total interest expense	$1,239	$2,193

Schedule of future maturities of the debt obligations
2022	$2,275
2023	1,469
2024	1,469
2025	1,469
Thereafter	1,230
Total	$7,912